Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.00%	0.08%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.77%	2.85%
Expected rates of salary increase	4.06%	4.01%